REVENUES	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
    The tables below summarize the partnership’s segment revenues by type of revenues for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	900	594	5	—	1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenues	104	612	8	—	724
Total revenues	$28,822	$4,559	$9,651	$—	$43,032

	Year ended December 31, 2018
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$30,814	$2,413	$3,865	$—	$37,092
Other revenues	33	5	31	7	76
Total revenues	$30,847	$2,418	$3,896	$7	$37,168
(b)Timing of recognition of revenues from contracts with customers
    The tables below summarize the partnership’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$17,665	$1,382	$10,436	$—	$29,483
Services transferred over a period of time	4,015	2,423	215	—	6,653
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$23,070	$1,379	$9,409	$—	$33,858
Services transferred over a period of time	5,648	2,568	234	—	8,450
Total revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308

	Year ended December 31, 2018
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$24,296	$944	$3,587	$—	$28,827
Services transferred over a period of time	6,518	1,469	278	—	8,265
Total revenues from contracts with customers	$30,814	$2,413	$3,865	$—	$37,092
(c)Revenues by geography
    The table below summarizes the partnership’s total revenues for the years ended December 31, 2020, 2019, and 2018:

(US$ MILLIONS)	2020	2019	2018
United Kingdom	$13,996	$20,202	$21,983
United States of America	5,848	5,218	1,772
Europe	5,184	5,145	2,909
Australia	4,299	4,059	2,961
Canada	3,137	3,860	4,691
Brazil	1,403	1,800	1,736
Mexico	765	698	147
India	99	2	2
Other	2,904	2,048	967
Total revenues	$37,635	$43,032	$37,168
    The tables below summarize the partnership’s segment revenues by geography for the years ended December 31, 2020, 2019, and 2018:

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$13,417	$371	$192	$—	$13,980
United States of America	21	1,685	4,137	—	5,843
Europe	1,071	1,139	2,624	—	4,834
Australia	4,155	10	63	—	4,228
Canada	1,841	90	485	—	2,416
Brazil	339	78	787	—	1,204
Mexico	—	—	765	—	765
India	4	—	11	—	15
Other	832	432	1,587	—	2,851
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	$900	$594	$5	$—	$1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$19,694	$334	$128	$—	$20,156
United States of America	324	1,609	3,278	—	5,211
Europe	687	1,239	2,889	—	4,815
Australia	4,042	14	—	—	4,056
Canada	2,942	63	752	—	3,757
Brazil	405	97	1,097	—	1,599
Mexico	—	5	693	—	698
India	1	—	1		2
Other	623	586	805	—	2,014
Total revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenues	$104	$612	$8	$—	$724
Total revenues	$28,822	$4,559	$9,651	$—	$43,032

	Year ended December 31, 2018
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$21,757	$119	$99	$—	$21,975
United States of America	478	802	487		1,767
Europe	704	901	1,300	—	2,905
Australia	2,936	9	—		2,945
Canada	3,786	57	830	—	4,673
Brazil	679	142	901	—	1,722
Mexico	—	—	157	—	157
India	2	—	—	—	2
Other	472	383	91	—	946
Total revenues from contracts with customers	$30,814	$2,413	$3,865	$—	$37,092
Other revenues	$33	$5	$31	$7	$76
Total revenues	$30,847	$2,418	$3,896	$7	$37,168
(d)Lease income
    The leases in which the partnership is a lessor are operating in nature. Total lease income from operating leases totaled $679 million for the year ended December 31, 2020 (2019: $673 million). The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt for the year ended December 31, 2020:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Operating leases	$360	$748	$397	$1,505
Total - December 31, 2020	$360	$748	$397	$1,505
(e)Remaining performance obligations
Business services
    In the partnership’s construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract, work order, or letter of intent. As at December 31, 2020, the partnership’s backlog of construction projects was approximately $5.6 billion (2019: $7 billion), with the total backlog for the partnership’s construction services business equating to approximately two years of activity.
Infrastructure services
    The partnership’s service provider to the nuclear power generation industry had remaining backlog of approximately $9.9 billion as at December 31, 2020 (2019: $9.9 billion). Included in this amount is an estimate of expected future performance obligations related to long-term arrangements to provide fuel assemblies and associated components. The partnership expects to recognize most of this amount within the next 10 years.
Industrials
    The partnership’s Brazilian water and wastewater services business is party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2020, the remaining performance obligations were approximately $9.5 billion (2019: $12.2 billion), with the most significant relating to the service concession arrangements with various municipalities which have an average term of 24 years.
The partnership’s graphite electrode manufacturing operation has three- to five-year take‑or‑pay supply contracts with pre-determined fixed annual volume contracts or specified volume ranges. The estimated revenues expected to be recognized beyond one year are based upon the minimum volume for those contracts with specified ranges. As at December 31, 2020, the remaining performance obligations were approximately $2.3 billion (2019: $3.8 billion).